                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05400

Morgan Stanley Government Income Trust
              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Government Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.


MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND, THEREFORE, THE VALUE OF THE TRUST SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

FUND REPORT

For the six months ended March 31, 2006

MARKET CONDITIONS

As the reporting period opened, the uncertain long-term economic impact of Hurricane Katrina weighed heavily on the markets. However, as the weeks progressed, the U.S. economy demonstrated greater resiliency than many originally anticipated. The hurricane devastation and sharply higher energy prices were unable to interrupt positive economic momentum.

The first quarter of 2006 proved somewhat uneventful. As many expected, the Federal Open Market Committee (the "Fed") continued to raise the target federal funds rate in 25 basis point increments at each of its meetings, bringing the rate to 4.75 percent at the close of the reporting period. Although most measures of core inflation were at or above the high end of the Fed's acceptable inflation range, the Fed's view was that the U.S. economy remains on solid footing. Moreover, the Fed left the door open for further monetary tightening. Newly appointed Federal Reserve Board of Governors Chairman Ben S. Bernanke acknowledged some risks to the Fed's relatively contained inflation forecast and recognized the potential for upward pressure on inflation, if certain conditions persisted.

Yields in the U.S. Treasury market rose during the period, although at an uneven pace. Short-term and intermediate-term bond yields were more responsive to stronger-than-expected economic data and the Fed's tightening moves. Long-term yields also rose, albeit by smaller amounts. As a result, the yield curve (which measures the difference between the yields of short-term and longer-term bonds) flattened.

Within the government bond sector, U.S. agency bonds posted a modest return over U.S. Treasuries. Within the mortgage sector, higher-coupon, longer-dated mortgage-backed issues outperformed their lower-coupon counterparts.

PERFORMANCE ANALYSIS

For the six-month period ended March 31, 2006, the net asset value (NAV) of Morgan Stanley Government Income Trust (GVT) decreased from $9.78 to $9.59 per share. Based on this change plus reinvestment of dividends totaling $0.21 per share, the Trust's total NAV return was 0.42 percent. GVT's value on the New York Stock Exchange (NYSE) moved from $8.87 to $8.62 per share during the same period. Based on this change plus reinvestment of dividends, the Trust's total market return was -0.48 percent. GVT's NYSE market price was at a 10.11 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the first quarter of 2006, declared in December, were unchanged at $0.035 per share. The dividend reflects the current level of the Trust's net investment income.

Government Income Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of the purchase.

During the period, we positioned the Trust's overall interest-rate exposure defensively. This posture was beneficial as interest rates rose across the yield curve, especially in the short-term and intermediate-term portions of the curve.

A focus on high-coupon, slow prepaying mortgage-backed securities benefited performance as these issues outperformed their lower-coupon counterparts. In general, during periods of rising interest rates, prepayment speeds on mortgages slow, making the higher yields offered by these issues more attractive. Additionally, the Trust's limited exposure to the agency sector proved advantageous.

----------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

   PORTFOLIO COMPOSITION*
   U.S. Government Agencies--Mortgage-Backed           36.0%
   U.S. Government Obligations                         33.0
   U.S. Government Agencies--Bonds & Notes             16.9
   Short-Term Investments                               9.3
   U.S. Government Agencies--CMOs                       4.8

   LONG-TERM CREDIT ANALYSIS
   AAA                                                100.0%

* Does not include outstanding long futures contracts with an underlying face amount of $13,198,250 with unrealized depreciation of $141,325 and outstanding short futures contracts with an underlying face amount of $38,325,563 with net unrealized appreciation of $101,635.

Data as of March 31, 2006. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
            U.S. Government Obligations (36.1%)
            U.S. Treasury Bonds
$  5,000    02/15/29....................................................   5.25%   $  5,135,550
     500    08/15/27....................................................   6.375        584,766
   6,300    02/15/25....................................................   7.625      8,236,759
  27,200    08/15/21....................................................   8.125     36,006,000
   7,840    02/15/20....................................................   8.50      10,516,631
   7,240    08/15/20....................................................   8.75       9,946,522
            U.S. Treasury Notes
  15,000    05/15/07....................................................   3.125     14,719,935
   3,500    11/15/06....................................................   3.50       3,471,566
   7,980    02/15/13*...................................................   3.875      7,537,605
   8,000    05/15/14....................................................   4.75       7,932,504
   4,000    08/15/11....................................................   5.00       4,036,408
            U.S. Treasury Strips
  11,200    02/15/25 -- 02/15/27........................................   0.00       4,173,088
                                                                                   ------------
            Total U.S. Government Obligations (Cost $110,271,028)...............    112,297,334
                                                                                   ------------
            U.S. Government Agencies -- Mortgage-Backed Securities (39.5%)
            Federal Home Loan Mortgage Corp. (4.1%)
   7,750    **..........................................................   5.50       7,699,141
     594    07/01/28 - 02/01/33.........................................   6.50         607,447
   2,301    10/01/26 - 05/01/33.........................................   7.50       2,405,171
     347    11/01/23 - 02/01/31.........................................   8.00         369,535
     524    12/01/18 - 02/01/19.........................................   9.50         572,146
     633    10/01/09 - 08/01/20.........................................  10.00         694,156
     365    08/01/14 - 05/01/19.........................................  10.50         403,987
                                                                                   ------------
                                                                                     12,751,583
                                                                                   ------------
            Federal Home Loan Mortgage Corp. ARM (0.8%)
     729    07/01/34....................................................   3.542        712,643
   1,603    08/01/34....................................................   4.155      1,586,226
                                                                                   ------------
                                                                                      2,298,869
                                                                                   ------------
            Federal National Mortgage Assoc. (24.9%)
   3,800    04/25/36 (WI)...............................................   0.25       3,924,686
   3,500    **..........................................................   4.50       3,228,750
   9,584    01/01/35....................................................   4.728      9,759,980
   3,253    03/01/36....................................................   5.386      3,325,316
   2,903    03/01/36....................................................   5.661      2,992,747
   6,168    01/01/36....................................................   5.708      6,375,250
   9,695    06/01/29 - 07/01/34.........................................   6.50       9,913,856
  26,614    10/01/13 - 01/01/36.........................................   7.00      27,424,731

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
$  2,825    **..........................................................   7.00%   $  2,909,750
   4,109    01/01/22 - 09/01/35.........................................   7.50       4,296,123
   2,524    12/01/21 - 02/01/32.........................................   8.00       2,690,753
     360    08/01/17 - 05/01/25.........................................   8.50         386,533
      33    03/01/17 - 07/01/23.........................................   9.00          35,773
      95    09/01/19 - 05/01/20.........................................   9.50         104,287
                                                                                   ------------
                                                                                     77,368,535
                                                                                   ------------
            Federal National Mortgage Assoc. ARM (7.5%)
   6,000    04/01/36....................................................   2.236      6,265,308
   3,050    03/01/36....................................................   3.267      3,130,538
     729    07/01/34....................................................   3.568        723,337
     973    09/01/34....................................................   4.114        962,384
     908    10/01/34....................................................   4.143        906,557
     861    10/01/34....................................................   4.251        852,991
   2,702    02/01/34....................................................   4.33       2,666,212
   1,440    07/01/33....................................................   4.627      1,440,113
   6,174    01/01/36....................................................   5.78       6,375,054
                                                                                   ------------
                                                                                     23,322,494
                                                                                   ------------
            Government National Mortgage Assoc. (1.9%)
   1,647    03/15/26 -- 03/15/29........................................   6.00       1,669,315
     638    06/15/28 -- 04/15/29........................................   6.50         662,246
     581    12/15/22 -- 09/15/29........................................   7.50         611,184
     838    06/15/16 -- 01/15/30........................................   8.00         889,425
   1,432    04/15/21 -- 11/15/24........................................   8.50       1,554,685
     450    04/15/17 -- 01/15/25........................................   9.00         487,874
      43    12/15/19 -- 06/15/20........................................   9.50          47,162
                                                                                   ------------
                                                                                      5,921,891
                                                                                   ------------
            Government National Mortgage Assoc. II (0.3%)
     821    03/20/26 -- 01/20/29........................................   6.50         843,640
      57    11/20/29....................................................   7.50          59,456
                                                                                   ------------
                                                                                        903,096
                                                                                   ------------
            Total U.S. Government Agencies - Mortgage-Backed Securities (Cost
            $122,424,620).......................................................    122,566,468
                                                                                   ------------
            U.S. Government Agencies - Bonds & Notes (18.5%)
            Federal Home Loan Mortgage Corp.
  34,300    08/15/06....................................................   2.75      34,024,159
  10,400    04/15/09....................................................   3.25       9,791,361
   7,550    09/15/09....................................................   6.625      7,906,707
            Federal National Mortgage Assoc.
   1,350    06/15/10....................................................   7.125      1,450,924
   1,550    01/15/10....................................................   7.25       1,662,131

                       See Notes to Financial Statements
 6

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
            Tennessee Valley Authority
$  2,235    05/01/30....................................................   7.125%  $  2,776,444
                                                                                   ------------
            Total U.S. Government Agencies - Bonds & Notes (Cost $58,336,212)...     57,611,726
                                                                                   ------------
            U.S. Government Agencies - Collateralized Mortgage Obligations
            (5.3%)
            Federal Home Loan Mortgage Corp.
   1,443    2778 FV 03/15/34............................................   5.349+     1,450,922
   2,125    Whole Loan 2005 - S001 2A2 09/25/45.........................   4.968+     2,132,026
            Federal National Mortgage Assoc
   2,031    2002 - 77 FH 12/18/32.......................................   5.176+     2,050,053
   5,048    2006-5 2A1 11/25/28.........................................   4.868+     5,055,968
   2,074    Grantor Trust 2004 - T5 A11 05/28/35........................   4.518+     2,080,180
     618    Grantor Trust 2004 - T5 A13 05/28/35........................   4.527+       619,315
  34,395    2006-28 1P IO 03/25/36......................................   1.521+       940,462
   2,062    Whole Loan 2005 - W2 A1 05/25/35............................   5.018+     2,070,779
                                                                                   ------------
            Total U.S. Government Agencies - Collateralized Mortgage Obligations
            (Cost $16,395,922)..................................................     16,399,705
                                                                                   ------------
            Short-Term Investments (10.3%)
            U.S. Government Agencies & Obligation (a) (2.7%)
   4,140    Federal National Mortgage Assoc. 06/30/06...................   4.60       4,091,861
   3,615    Freddie Mac 06/30/06........................................   4.60       3,572,965
     800    U.S. Treasury Bill 07/13/06***..............................   4.26         790,439
                                                                                   ------------
            Total U.S. Government Agencies & Obligation (Cost $8,456,066).......      8,455,265
                                                                                   ------------
            Repurchase Agreement (7.6%)
  23,450    Joint repurchase agreement account due 04/03/06 (dated
              03/31/06; proceeds $23,459,351) (b)  (Cost $23,450,000)...   4.785     23,450,000
                                                                                   ------------
            Total Short-Term Investments (Cost $31,906,066).....................     31,905,265
                                                                                   ------------
            Total Investments (Cost $339,333,848) (c) (d)................  109.7%   340,780,498

            Liabilities in Excess of Other Assets........................   (9.7)   (30,053,280)
                                                                            -----  ------------
            Net Assets...................................................  100.0%  $310,727,218
                                                                           =====   ============

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

---------------------------------------------------

    ARM  Adjustable Rate Mortgage.
    I0   Interest Only Security.
    WI   Security purchased on a when-issued basis.
     *   Security purchased on a forward commitment basis.
    **   Security purchased on a forward commitment basis with an
         approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be
         determined upon settlement.
    ***  A portion of this security has been physically segregated in connection with open futures contracts in the amount equal to $30,480.
     +   Floating rate security, rate shown is the rate in effect at
         March 31, 2006.
    (a)  Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market
         equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in an amount equal to $77,329,404 in connection with securities purchased on a forward commitment basis, open futures contracts and
         when-issued securities.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $5,218,930 and
         the aggregate gross unrealized depreciation is $3,772,280, resulting in net unrealized appreciation of $1,446,650.

FUTURES CONTRACTS OPEN AT MARCH 31, 2006:

                                                                     UNREALIZED
NUMBER OF                DESCRIPTION, DELIVERY   UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT      MONTH AND YEAR       AMOUNT AT VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------
    40         Long      U.S. Treasury Notes
                          10 Year, June 2006      $  4,255,625        $(26,985)
    48         Long      U.S. Treasury Notes 5
                           Year, June 2006           5,013,000         (31,444)
    36         Long      U.S. Treasury Bond 20
                           Year, June 2006           3,929,625         (82,896)
   188         Short     U.S. Treasury Notes 2
                           Year, June 2006         (38,325,563)        101,635
                                                                      --------
            Net Unrealized Depreciation.........................      $(39,690)
                                                                      ========

                       See Notes to Financial Statements
 8

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $339,333,848).....  $340,780,498
Cash........................................................         2,110
Receivable for:
    Interest................................................     2,052,556
    Principal paydowns......................................        95,673
Prepaid expenses and other assets...........................         5,769
                                                              ------------
    Total Assets............................................   342,936,606
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................    31,858,054
    Investment advisory fee.................................       156,491
    Administration fee......................................        24,076
    Transfer agent fee......................................        24,072
    Variation margin........................................         7,500
Accrued expenses and other payables.........................       139,195
                                                              ------------
    Total Liabilities.......................................    32,209,388
                                                              ------------
    Net Assets..............................................  $310,727,218
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $320,052,410
Net unrealized appreciation.................................     1,406,960
Dividends in excess of net investment income................    (2,495,875)
Accumulated net realized loss...............................    (8,236,277)
                                                              ------------
    Net Assets..............................................  $310,727,218
                                                              ============
Net Asset Value Per Share,
32,386,256 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $9.59
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2006 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 6,974,283
                                                              -----------
Expenses
Investment advisory fee.....................................      822,445
Administration fee..........................................      126,530
Custodian fees..............................................       46,523
Transfer agent fees and expenses............................       46,291
Professional fees...........................................       37,910
Shareholder reports and notices.............................       23,717
Registration fees...........................................        9,704
Trustees' fees and expenses.................................        5,729
Other.......................................................       22,799
                                                              -----------
    Total Expenses..........................................    1,141,648
                                                              -----------
    Net Investment Income...................................    5,832,635
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................     (679,607)
Futures contracts...........................................    1,248,123
                                                              -----------
    Net Realized Gain.......................................      568,516
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (5,364,252)
Futures contracts...........................................     (631,795)
                                                              -----------
    Net Depreciation........................................   (5,996,047)
                                                              -----------
    Net Loss................................................   (5,427,531)
                                                              -----------
Net Increase................................................  $   405,104
                                                              ===========

                       See Notes to Financial Statements
 10

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              MARCH 31, 2006   SEPTEMBER 30, 2005
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  5,832,635       $ 11,194,383
Net realized gain...........................................        568,516          1,511,695
Net change in unrealized appreciation/depreciation..........     (5,996,047)        (1,908,269)
                                                               ------------       ------------
    Net Increase............................................        405,104         10,797,809
                                                               ------------       ------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................     (6,855,757)       (13,457,225)
Net realized gain...........................................       --                 (589,000)
                                                               ------------       ------------
    Total Dividends and Distributions.......................     (6,855,757)       (14,046,225)
                                                               ------------       ------------

Decrease from transactions in shares of beneficial
  interest..................................................     (4,295,615)        (9,992,155)
                                                               ------------       ------------
    Net Decrease............................................    (10,746,268)       (13,240,571)
Net Assets:
Beginning of period.........................................    321,473,486        334,714,057
                                                               ------------       ------------
End of Period
(Including dividends in excess of net investment income of
$2,495,875 and $1,472,753, respectively)....................   $310,727,218       $321,473,486
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Government Income Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and as a secondary objective, capital appreciation. The Trust commenced operations on February 29, 1988.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Trust's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Trust may also invest directly with institutions in repurchase agreements. The Trust's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED) continued

entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Trust pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.52% to the net assets of the Trust determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Trust's daily net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2006 aggregated $206,236,611 and $192,768,084, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED) continued

compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,744. At March 31, 2006, the Trust had an accrued pension liability of $64,700 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2004.................................  33,993,474   $339,934    $334,000,246
Treasury shares purchased and retired (weighted average
  discount 8.965%)*.........................................  (1,118,618)   (11,186)     (9,980,969)
                                                              ----------   --------    ------------
Balance, September 30, 2005.................................  32,874,856    328,748     324,019,277
Treasury shares purchased and retired (weighted average
  discount 9.274%)*.........................................    (488,600)    (4,886)     (4,290,729)
                                                              ----------   --------    ------------
Balance, March 31, 2006.....................................  32,386,256   $323,862    $319,728,548
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

On March 28, 2006, the Trust declared the following dividends from net investment income:

 AMOUNT            RECORD               PAYABLE
PER SHARE           DATE                  DATE
---------   --------------------  --------------------
 $0.035        April 7, 2006         April 21, 2006
 $0.035         May 5, 2006           May 19, 2006
 $0.035         June 9, 2006         June 23, 2006

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2005, the Trust had a net capital loss carryforward of $883,796 which will expire on September 30, 2013 to offset future capital gains to the extent provided by regulations.

As of September 30, 2005, the Trust had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Trust's next taxable year), book amortization of premiums on debt securities, mark-to-market of open futures contracts and deferred losses on straddles.

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks, the Trust may enter into interest rate futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Government Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                   FOR THE YEAR ENDED SEPTEMBER 30
                                             MONTHS ENDED    -----------------------------------------------------------
                                            MARCH 31, 2006     2005        2004        2003        2002          2001
                                            --------------   ---------   ---------   ---------   ---------     ---------
                                             (unaudited)
Selected Per Share Data:
Net asset value, beginning of period......       $ 9.78        $ 9.85      $ 9.96      $10.09      $ 9.74        $ 9.18
                                                 ------        ------      ------      ------      ------        ------
Income (loss) from investment operations:
    Net investment income*................         0.18          0.33        0.29        0.30        0.26(3)       0.54
    Net realized and unrealized gain
    (loss)................................        (0.17)        (0.01)       0.00       (0.04)       0.55(3)       0.54
                                                 ------        ------      ------      ------      ------        ------
Total income from investment operations...         0.01          0.32        0.29        0.26        0.81          1.08
                                                 ------        ------      ------      ------      ------        ------
Less dividends and distributions from:
    Net investment income.................        (0.21)        (0.40)      (0.41)      (0.43)      (0.49)        (0.54)
    Net realized gain.....................           --         (0.02)      (0.02)         --          --            --
                                                 ------        ------      ------      ------      ------        ------
Total dividends and distributions.........        (0.21)        (0.42)      (0.43)      (0.43)      (0.49)        (0.54)
                                                 ------        ------      ------      ------      ------        ------
Anti-dilutive effect of acquiring treasury
 shares*..................................         0.01          0.03        0.03        0.04        0.03          0.02
                                                 ------        ------      ------      ------      ------        ------
Net asset value, end of period............       $ 9.59        $ 9.78      $ 9.85      $ 9.96      $10.09        $ 9.74
                                                 ======        ======      ======      ======      ======        ======
Market value, end of period...............       $ 8.62        $ 8.87      $ 8.97      $ 8.96      $ 9.29        $ 9.11
                                                 ======        ======      ======      ======      ======        ======

Total Return+.............................        (0.48)%(1)     3.63%       5.02%       1.13%       7.67%        17.44%

Ratios to Average Net Assets:
Expenses..................................         0.72 %(2)     0.72%       0.72%       0.71%       0.69%         0.71%

Net investment income.....................         3.69 %(2)     3.40%       2.98%       3.04%       2.71%(3)      5.75%

Supplemental Data:
Net assets, end of period, in thousands...     $310,727      $321,473    $334,714    $350,472    $372,840      $376,708
Portfolio turnover rate...................           64 %(1)      139%        258%        312%        122%          105%

---------------------------------------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Effective October 1, 2002, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income and increase net realized and unrealized gain by $0.22; and decrease the ratio of net investment income to average net assets by 2.28%. The Financial
         Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
REVISED INVESTMENT POLICY (UNAUDITED)

The Trustees approved the following investment policy:

ASSET-BACKED SECURITIES: The Trust may invest in asset-backed securities. The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Morgan Stanley Government Income Trust
RESULTS OF ANNUAL SHAREHOLDERS MEETING

On December 13, 2005, an annual meeting of the Trust's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:

                                                                 FOR               WITHHELD
                                                              ------------------------------
Michael Bozic...............................................  26,537,854           1,560,530
Charles A. Fiumefreddo......................................  26,500,242           1,598,142
James F. Higgins............................................  26,551,189           1,547,195

The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid.

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Government
Income Trust

Semiannual Report
March 31, 2006

[MORGAN STANLEY LOGO]

38532RPT-RA-06-00386P-Y03/06

Item 2.  Code of Ethics.
Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.
Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.

Item 6.
Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

Period              (a) Total  (b) Average    (c) Total      (d) Maximum
                    Number of  Price Paid     Number of      Number (or
                    Shares     per Share (or  Shares (or     Approximate
                    (or        Unit)          Units)         Dollar
                    Units)                    Purchased as   Value) of
                    Purchased                 Part of        Shares (or
                                              Publicly       Units) that
                                              Announced      May Yet Be
                                              Plans or       Purchased
                                              Programs       Under the
                                                             Plans or
                                                             Programs
October 1, 2005 --
October 31, 2005    92,200     $8.8597             N/A            N/A

November 1, 2005 --
November  30, 2005  89,400     $8.7652             N/A            N/A

December 1, 2005 --
December 31, 2005   97,100     $8.7644             N/A            N/A

January 1, 2006 --
January 31, 2006    77,800     $8.8762             N/A            N/A

February 1, 2006 --
February 28, 2006   58,100     $8.7464             N/A            N/A

March 1, 2006 --
March 31, 2006      74,000     $8.7221             N/A            N/A

Total               488,600    $8.8731             N/A            N/A


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Government Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006